DEBT - Schedule of Debt (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Debt Instrument [Line Items]
Total debt, gross	$ 992,571	$ 992,571		$ 1,093,836
Bank overdrafts	16,451	16,451		11,488
Finance lease obligations	74,123	74,123		33,184
Unamortized debt discounts and debt issuance costs	(10,312)	(10,312)		(14,395)
Total debt, net	982,259	982,259		1,079,441
Current maturities, net of unamortized debt discounts and debt issuance costs	(87,023)	(87,023)		(222,940)
Bank overdrafts	(16,451)	(16,451)		(11,488)
Long-term debt, net	$ 878,785	$ 878,785		$ 845,013
Weighted average discount rate of finance lease obligations	5.40%	5.40%		4.20%
Net cash provided by (used in) investing activities - continuing operations		$ 60,695	$ 14,575
Finance Lease, Liability, Additions	$ 41,100
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Total debt, gross	51,703	51,703		$ 89,750
Line of Credit | Other revolving credit facilities
Debt Instrument [Line Items]
Total debt, gross	$ 52,382	$ 52,382		$ 38,770
Weighted average interest rate	5.70%	5.70%		6.50%
Loans Payable | Term Loan A and Term Loan B
Debt Instrument [Line Items]
Total debt, gross	$ 705,050	$ 705,050		$ 810,975
Loans Payable | Vessel financing loans
Debt Instrument [Line Items]
Total debt, gross	63,743	63,743		74,774
Loans Payable | Other long-term financing arrangements
Debt Instrument [Line Items]
Total debt, gross	$ 29,119	$ 29,119		$ 34,895